     As filed with the Securities and Exchange Commission on August 7, 2000
                                           Securities Act File No. 33-21534
                                  Investment Company Act File No. 811-05543

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 22 [X]
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                AMENDMENT NO. 23
                        (Check appropriate box or boxes)
                          ENTERPRISE ACCUMULATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                            ATLANTA FINANCIAL CENTER
                          3343 PEACHTREE ROAD SUITE 450
                                ATLANTA, GA 30326
                (Address of Principal Executive Office)(Zip Code)
                                 (800) 432-4320
               Registrant's telephone number, including area code

                             CATHERINE R. MCCLELLAN
                            ATLANTA FINANCIAL CENTER
                          3343 PEACHTREE ROAD SUITE 450
                                ATLANTA, GA 30326
                    (Name and Address for Agent for Service)

                                    COPY TO:
                              MARGERY K. NEALE, ESQ
                      SWIDLER BERLIN SHEREFF FRIEDMAN, LLP
                         405 LEXINGTON AVENUE 11TH FLOOR
                               NEW YORK, NY 10174

Approximate Date Of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 20, filed on April 27, 2000, are incorporated by reference into this Post-Effective Amendment No. 22 to the Registrant's Registration Statement.

                                     PART C
                                OTHER INFORMATION


Item 23.  Exhibits.

         (a) (i) Registrant's Charter [Declaration of Trust]. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

                  (ii) Amendments to Charter [Declaration of Trust]. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

          (b) By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

          (c)     Not applicable.

(d) (i) Investment Adviser's Agreement between Registrant and Enterprise Capital Management, Inc. ("Enterprise Capital"). Incorporated herein by reference to Post Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (ii) Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (iii) Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Retirement Systems Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (iv) Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and TCW Investment Management Company, as sub-adviser, filed as Exhibit (d)(iv) to Post-Effective Amendment No. 20 dated April 28, 2000 (Reg. No. 33-21534 is incorporated.

                  (v) Portfolio Manager's Agreement between Enterprise Capital and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (vi) Portfolio Manager's Agreement among Enterprise Accumulation Trust. Enterprise Capital and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit (d)(vi) to Post-Effective Amendment No. 20 dated April 28, 2000 (Reg. No. 33-21534), is incorporated.

                  (vii) Portfolio Manager's Agreement between Enterprise Capital and William D. Witter, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (viii) Portfolio Manager's Agreement between Enterprise Capital and GAMCO Investors, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (ix) Portfolio Manager's Agreement between Enterprise Capital and Vontobel USA Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (x) Portfolio Manager's Agreement between Enterprise Capital and Sanford C. Bernstein & Co., Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (xi) Portfolio Manager's Agreement between Enterprise Capital and Caywood-Scholl Capital Management as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (xii) Portfolio Manager's Agreement between Enterprise Capital and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 28, 1999.

                  (xiii) Portfolio Manager's Agreement between Enterprise Capital and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 28, 1999.

                  (xiv) Portfolio Manager's Agreement between Enterprise Capital and Montag & Caldwell, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 28, 1999.

                  (xv) Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 dated April 28, 2000 (Reg No. 33-21534), is incorporated.

                  (xvi) Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit (d)(xvi) to Post-Effective Amendment No. 20 dated April 28, 2000 (Reg. No. 33-21534), is incorporated.


         (e) Distribution Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19, to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

         (f)      Not applicable.

         (g) Custody Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19, to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

         (h)      Inapplicable.

         (i) Opinion of Counsel, filed as Exhibit (i) to Post-Effective Amendment No. 20, dated April 28, 2000, to Registration Statement on Form N-1A (Reg. no. 33-21534), is incorporated.

         (j) Consent of Independent Accountants, filed as Exhibit (j) to Post-Effective Amendment No. 20, dated April 28, 2000, to Registration Statement on Form N-1A (Reg. no. 33-21534), is incorporated.

         (k)      Inapplicable.

         (l) Agreement Related to Initial Capital. Incorporated herein by reference to Post-Effective Amendment No. 19, to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

         (m)      Inapplicable.

         (n)      Inapplicable.

         (o)      (i)      Inapplicable.

                  (ii) Powers of Attorney, Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

         (p)      Codes of Ethics. Filed herein.

Item 24. Persons Controlled By or Under Common Control with Registrant.

                  As of the date of this Post-Effective Amendment variable accounts of life insurance company affiliates of MONY Life Insurance Company ("MONY") owns all the outstanding shares of the registrant as described in the Registrant's Statement of Additional Information. Shares of the Registrant will be voted as directed by persons having interests in the respective Variable Accounts. Registrant might be deemed to be controlled by such insurance company affiliates of MONY although Registrant declaims such control.

         The Subsidiaries of MONY are as follows: MONY Realty Partners, Inc., MONY Funding, Inc., MONY CS, Inc., MONY Brokerage, Inc., MONY Credit Corporation, 1740 Advisers, Inc., MONY Securities Corporation, MONY Life Insurance Company of America, Enterprise Capital Management, Inc., 1740 Ventures, Inc., MONY International Holdings, Inc. Each subsidiary is wholly-owned.


Item 25. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of the Investment Adviser.

         See "Management of The Fund" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information for information regarding the business and other connections of the Investment Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Enterprise Capital Management, Inc. reference is made to Part B of Post-Effective Amendment to the Registrant's Registration Statement and to the registration of Form ADV (File No. 801-27181) of Enterprise Capital Management, Inc. filed under the Investment Adviser Act of 1940, which is incorporated herein by reference.

         Montag & Caldwell, Inc.; Retirement System Investors Inc.; TCW Investment Management Company; 1740 Advisers, Inc.; Marsico Capital Management, LLC; Fred Alger Management, Inc.; William D. Witter, Inc.; GAMCO Investors, Inc.; Vontobel USA Inc.; Sanford C. Bernstein & Co., Inc.; Caywood-Scholl Capital Management; and OpCap Advisors, the Portfolio Managers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Fund Managers, and other required information:

                                                              File No.
                      Montag & Caldwell, Inc.                801-15398
                      Retirement System Investors Inc.       801-36893
                      TCW Investment Management Company      801-29075
                      1740 Advisers, Inc.                    801-08176
                      Marsico Capital Management, LLC.       801-54914
                      Fred Alger Management, Inc.            801-06709
                      William D. Witter, Inc.                801-12695
                      GAMCO Investors, Inc.                  801-14132
                      Vontobel USA Inc.                      801-34910
                      Sanford C. Bernstein & Co., Inc.       801-10488
                      Caywood-Scholl Capital Management      801-26996
                      OpCap Advisors                         801-27180

Item 27. Principal Underwriters.

         Inapplicable.


Item 28. Location and Accounts and Records.

         Entity                       Function         Address

         Enterprise Accumulation      Registrant       Atlanta Financial Center
         Trust                                         3343 Peachtree Road, N.E.
                                                       Suite 450
                                                       Atlanta, GA 30326
         Enterprise Capital           Investment
                                      Adviser

         Management, Inc.                               Same as above.

         State Street Bank and Trust  Custodian         One Heritage Drive
         Company                                        The Joseph Palmer
                                                        Building
                                                        North Quincy, MA 02171

The records of the Fund Managers are kept at the following locations:

          Growth Portfolio                   Montag & Caldwell, Inc.
                                             3455 Peachtree Road, N.E.
                                             Suite 1200
                                             Atlanta, GA 30326-3248

          Growth & Income Portfolio          Retirement Systems Investors Inc.
                                             317 Madison Avenue
                                             New York, NY 10017

          Equity Portfolio                   TCW Investment Management Company
                                             865 South Figueroa Street, Suite
                                             1800
                                             Los Angeles, CA 90017

          Equity Income Portfolio            1740 Advisers, Inc.
                                             1740 Broadway
                                             New York, NY 10019

          Capital Appreciation Portfolio     Marsico Capital Management, LLC
                                             1200 17th Street
                                             Suite 1300
                                             Denver, Colorado 80202

          Multi-Cap Growth Portfolio         Fred Alger Management, Inc.
                                             1 World Trade Center
                                             Suite 9333
                                             New York, NY 10048

          Small Company Growth Portfolio     William D. Witter, Inc.
                                             One Citicorp Center
                                             153 East 53rd Street
                                             New York, NY 10022

          Small Company Value Portfolio      GAMCO Investors, Inc.
                                             One Corporate Center
                                             Rye, NY 10580

          International Growth Portfolio     Vontobel USA Inc.
                                             450 Park Avenue
                                             New York, New York 10022

          Global Financial Services          Sanford C. Bernstein & Co., Inc.
          Portfolio                          767 Fifth Avenue
                                             New York, NY 10153-0185

          Internet Portfolio                 Fred Alger Management, Inc.
                                             1 World Trade Center
                                             Suite 9333
                                             New York, NY 10048

          High-Yield Bond Portfolio          Caywood-Scholl Capital Management
                                             4350 Executive Drive, Suite 125
                                             San Diego, CA 92121

          Balanced Portfolio                 Montag & Caldwell, Inc.
                                             3455 Peachtree Road, N.E.
                                             Suite 1200
                                             Atlanta, GA 30326-3248

          Managed Portfolio                  OpCap Advisors
                                             1345 Avenue of the Americas
                                             47th Floor
                                             New York, NY 10105-4800

                                             Sanford C. Bernstein & Co., Inc.
                                             767 Fifth Avenue

                                             New York, New York 10048

Item 29. Management Services.


         Inapplicable.


Item 30. Undertakings.


         Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia, on the 7th day of August 2000.


                                             ENTERPRISE ACCUMULATION TRUST

                                             By: /s/ Victor Ugolyn
                                                 -----------------------------
                                                 Victor Ugolyn
                                                 Chairman, President and Chief
                                                 Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated:


         /s/ Victor Ugolyn                            Chairman, President and Chief            August 7, 2000
         ------------------------------               Executive Officer
         Victor Ugolyn


         /s/ Phillip G. Goff                          Principal Financial and Accounting       August 7, 2000
         ------------------------------               Officer
         Phillip G. Goff


                       *                              Director                                 August 7, 2000
         ------------------------------
         Arthur T. Dietz


                       *                              Director                                 August 7, 2000
         ------------------------------
         Samuel J. Foti



                       *                              Director                                 August 7, 2000
         ------------------------------
         Arthur Howell


                       *                              Director                                 August 7, 2000
         ------------------------------
         Lonnie H. Pope


                       *                              Director                                 August 7, 2000
         ------------------------------
         William A. Mitchell, Jr.


                       *                              Director                                 August 7, 2000
         ------------------------------
         Michael I. Roth


         By: /s/ Catherine R. McClellan
            ---------------------------
                (Attorney-in-Fact)

                                 [EXHIBIT INDEX]


          Exhibit                          Description Number
          -------                          ------------------

          (p)         Code of Ethics